Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Cash	$ 84,873	$ 10,096
Receivables and prepayments	3,686	129
Total current assets	88,559	10,225
Non-current
Exploration contracts	43,150	43,150
Equipment	1,416	1,310
Total non-current assets	44,566	44,460
TOTAL ASSETS	133,125	54,685
Current
Accounts payable and accrued liabilities	26,573	4,316
Deferred acquisition costs		3,440
Total current liabilities	26,573	7,756
Non-current
Deferred tax liability	10,675	10,675
Warrant liability	3,126
TOTAL LIABILITIES	40,374	18,431
EQUITY
Common shares (unlimited shares, no par value - issued: 225,432,493 (December 31, 2020 - 189,493,593))	296,051	154,431
Preferred shares (unlimited share, no par value - issued: nil (December 31, 2020 - 509,459))		550
Additional paid in capital	102,073	45,347
Accumulated other comprehensive loss	(1,216)	(1,216)
Deficit	(304,157)	(162,858)
TOTAL EQUITY	92,751	36,254
TOTAL LIABILITIES AND EQUITY	$ 133,125	$ 54,685